Equity Incentive Plan - Additional Information (Detail)			9 Months Ended		12 Months Ended
	Apr. 04, 2014	Jan. 01, 2014 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			$ 266,000	$ 110,000	$ 154,000	$ 248,000
Unrecognized share-based compensation expense related to nonvested options amounted			$ 728,000		$ 322,000
Effective stock split ratio	10
Stock Split description					10-for-1 stock split
Fair Value Assumptions, Method Used					Black-Scholes option-pricing model
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option term					10 years
Maximum | Equity Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					5 years
Minimum | Equity Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					1 year
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense related to nonvested options amounted, weighted average period of recognition			2 years 7 months 28 days		1 year 11 months 12 days
RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense related to nonvested options amounted, weighted average period of recognition					5 years
Vesting period					5 years
Restricted stock award granted | shares		4,970
Restricted stock exercise price | $ / shares					$ 14.28
Deferred compensation		$ 57,000
Unrecognized compensation expense					$ 45,000
Stock Options And Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense					193,000	311,000
Tax benefit from compensation					$ 39,000	$ 63,000